Organization (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 18,628,365	$ 15,947,268	$ 13,623,849	$ 5,097,010
Long term investment	3,688,676
CCRC [Member]
Assets
Cash and cash equivalents	1,209,530	2,397,440
Restricted cash		500,000
Other receivables	2,035	4,950,500
Long term investment
Liabilities
Other payables	15,295	94,285
CBPO [Member]
Assets
Cash and cash equivalents	12,219	2,354
Long term investment	5,000,000	5,000,000
Liabilities
Other payables	52,000	5,002,500
WFOE [Member]
Assets
Cash and cash equivalents	5,021,558	4,986,891
Other receivables	544	942
Liabilities
Other payables		$ 1,872